Intangible assets, net - Schedule of finite-lived intangible assets useful lives (Details)	12 Months Ended
Dec. 31, 2022
Brands
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	20 years
Intellectual property | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	3 years
Intellectual property | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	10 years
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	6 months
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	15 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	8 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	18 years
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	2 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	10 years